Employee Future Benefits (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Pension and Retiree Welfare Plans
(c) Pension and retiree welfare plans

	Pension plans		Retiree welfare plans
For the years ended December 31,	2020	2019	2020	2019
Changes in defined benefit obligation:
Opening balance	$4,817	$4,675	$645	$640
Current service cost	41	40	–	–
Interest cost	150	182	20	25
Plan participants’ contributions	–	1	3	3
Actuarial losses (gains) due to:
Experience	2	8	(14)	(10)
Demographic assumption changes	(67)	–	(12)	–
Economic assumption changes	333	413	49	56
Benefits paid	(318)	(358)	(45)	(46)
Impact of changes in foreign exchange rates	(57)	(144)	(8)	(23)
Defined benefit obligation, December 31	$4,901	$4,817	$638	$645

	Pension plans		Retiree welfare plans
For the years ended December 31,	2020	2019	2020	2019
Change in plan assets:
Fair value of plan assets, opening balance	$4,453	$4,187	$598	$610
Interest income	140	164	19	25
Return on plan assets (excluding interest income)	310	529	33	25
Employer contributions	71	75	11	12
Plan participants’ contributions	–	1	3	3
Benefits paid	(318)	(358)	(45)	(46)
Administration costs	(7)	(9)	(2)	(2)
Impact of changes in foreign exchange rates	(54)	(136)	(11)	(29)
Fair value of plan assets, December 31	$4,595	$4,453	$606	$598

Summary of Amounts Recognized in Consolidated Statements of Financial Position
(d) Amounts recognized in the Consolidated Statements of Financial Position

	Pension plans		Retiree welfare plans
As at December 31,	2020	2019	2020	2019
Development of net defined benefit liability
Defined benefit obligation	$4,901	$4,817	$638	$645
Fair value of plan assets	4,595	4,453	606	598
Deficit	306	364	32	47
Effect of asset limit (1)	–	4	–	–
Deficit (surplus) and net defined benefit liability (asset)	306	368	32	47
Deficit is comprised of:
Funded or partially funded plans	(446)	(391)	(134)	(120)
Unfunded plans	752	759	166	167
Deficit (surplus) and net defined benefit liability (asset)	$306	$368	$32	$47

(1)	In 2019, the Company recognized an impairment of $4 on the net defined benefit asset for one of its registered pension plans in Canada.

Summary of Disaggregation of Defined Benefit Obligation
(e) Disaggregation of defined benefit obligation

	U.S. plans				Canadian plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31,	2020	2019	2020	2019	2020	2019	2020	2019
Active members	$551	$550	$27	$31	$211	$301	$–	$25
Inactive and retired members	2,528	2,529	445	447	1,611	1,437	166	142
Total	$3,079	$3,079	$472	$478	$1,822	$1,738	$166	$167

Summary of Major Categories of Plan Assets and Actual Per Cent Allocation to Each Category
(f) Fair value measurements
The major categories of plan assets and the allocation to each category are as follows.

	U.S. plans (1)				Canadian plans (2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2020	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$17	1%	$30	5%	$10	1%	$–	–
Equity securities (3)	612	20%	49	8%	339	22%	–	–
Debt securities	2,175	71%	520	86%	1,186	77%	–	–
Other investments (4)	254	8%	7	1%	2	0%	–	–
Total	$3,058	100%	$606	100%	$1,537	100%	$–	–

	U.S. plans (1)				Canadian plans (2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2019	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$32	1%	$35	6%	$12	1%	$–	–
Equity securities (3)	563	19%	45	8%	311	21%	–	–
Debt securities	2,155	72%	511	85%	1,123	78%	–	–
Other investments (4)	255	8%	7	1%	2	0%	–	–
Total	$3,005	100%	$598	100%	$1,448	100%	$–	–

(1)
All the U.S. pension and retiree welfare plan assets have daily quoted prices in active markets, except for the private equity, timber and agriculture assets. In the aggregate, the latter assets represent approximately 7% of all U.S. pension and retiree welfare plan assets as at December 31, 2020 (2019 – 7%).

(2)
All the Canadian pension plan assets have daily quoted prices in active markets, except for the group annuity contract assets that represent approximately 0.1% of all Canadian pension plan assets as at December 31, 2020 (2019 – 0.1%).

(3)	Equity securities include direct investments in MFC common shares of $1.1 (2019 – $1.3) in the U.S. retiree welfare plan and $nil (2019 – $nil) in Canada.
(4)	Other U.S. plan assets include investment in private equity, timberland and agriculture, and managed futures. Other Canadian pension plan assets include investment in the group annuity contract.

Summary of Components of Net Benefit Cost for Pension Plans and Retiree Welfare Plans
(g) Net benefit cost recognized in the Consolidated Statements of Income
Components of the net benefit cost for the pension plans and retiree welfare plans were as follows.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2020	2019	2020	2019
Defined benefit current service cost	$41	$40	$–	$–
Defined benefit administrative expenses	7	9	2	2
Service cost	48	49	2	2
Interest on net defined benefit (asset) liability	10	18	1	–
Defined benefit cost	58	67	3	2
Defined contribution cost	84	80	–	–
Net benefit cost	$142	$147	$3	$2

Summary of Re-measurement Effects Recognized in Other Comprehensive Income
(h)
Re-measurement
effects recognized in Other Comprehensive Income

	Pension plans		Retiree welfare plans
For the years ended December 31,	2020	2019	2020	2019
Actuarial gains (losses) on defined benefit obligations due to:
Experience	$(2)	$(8)	$14	$10
Demographic assumption changes	67	–	12	–
Economic assumption changes	(333)	(413)	(49)	(56)
Return on plan assets (excluding interest income)	310	529	33	25
Change in effect of asset limit	5	5	–	–
Total re-measurement effects	$47	$113	$10	$(21)

Summary of Key Assumptions Used by to Determine Defined Benefit Obligation and Net Benefit Cost for Defined Benefit Pension Plans and Retiree Welfare Plans
(i) Assumptions
The key assumptions used by the Company to determine the defined benefit obligation and net benefit cost for the defined benefit pension plans and retiree welfare plans were as follows.

	U.S. Plans				Canadian Plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
For the years ended December 31,	2020	2019	2020	2019	2020	2019	2020	2019
To determine the defined benefit obligation at end of year (1) :
Discount rate	2.4%	3.2%	2.4%	3.2%	2.5%	3.1%	2.6%	3.1%
Initial health care cost trend rate (2)	n/a	n/a	7.3%	7.5%	n/a	n/a	5.5%	5.6%
To determine the defined benefit cost for the year (1) :
Discount rate	3.2%	4.3%	3.2%	4.3%	3.1%	3.8%	3.1%	3.8%
Initial health care cost trend rate (2)	n/a	n/a	7.5%	7.8%	n/a	n/a	5.6%	5.7%

(1)	Inflation and salary increase assumptions are not shown as they do not materially affect obligations and cost.
(2)
The health care cost trend rate used to measure the U.S. based retiree welfare obligation was 7.3% grading to 4.5% for 2032 and years thereafter (2019 – 7.5% grading to 4.5% for 2032) and to measure the net benefit cost was 7.5% grading to 4.5% for 2032 and years thereafter (2019 – 7.8% grading to 5.0% for 2030). In Canada, the rate used to measure the retiree welfare obligation was 5.5% grading to 4.8% for 2026 and years thereafter (2019 – 5.6% grading to 4.8% for 2026) and to measure the net benefit cost was 5.6% grading to 4.8% for 2026 and years thereafter (2019 – 5.7% grading to 4.8% for 2026).

Assumptions regarding future mortality are based on published statistics and mortality tables. The current life expectancies underlying the values of the obligations in the defined benefit pension and retiree welfare plans are as follows.

Summary of Life Expectancies Underlying Values of Obligations in Defined Benefit Pension and Retiree Welfare Plans

As at December 31, 2020	U.S.	Canada
Life expectancy (in years) for those currently age 65
Males	21.9	23.8
Females	23.4	25.6
Life expectancy (in years) at age 65 for those currently age 45
Males	23.3	24.7
Females	24.8	26.5

Summary of Potential Impact on Obligations Arising From Changes in Key Assumptions
(j) Sensitivity of assumptions on obligations
Assumptions used can have a significant effect on the obligations reported for defined benefit pension and retiree welfare plans. The potential impact on the obligations arising from changes in the key assumptions is set out in the following table. The sensitivities assume all other assumptions are held constant. In actuality, inter-relationships with other assumptions may exist.

As at December 31, 2020	Pension plans	Retiree welfare plans
Discount rate:
Impact of a 1% increase	$(467)	$(67)
Impact of a 1% decrease	554	82
Health care cost trend rate:
Impact of a 1% increase	n/a	20
Impact of a 1% decrease	n/a	(17)
Mortality rates (1)
Impact of a 10% decrease	143	16

(1)
If the actuarial estimates of mortality are adjusted in the future to reflect unexpected decreases in mortality, the effect of a 10% decrease in mortality rates at each future age would be an increase in life expectancy at age 65 of 0.8 years for U.S. males and females and 0.7 years and 0.8 years for Canadian males and females, respectively.

Summary of Weighted Average Duration of the Defined Benefit Obligations
(k) Maturity profile
The weighted average duration (in years) of the defined benefit obligations is as follows.

	Pension plans		Retiree welfare plans
As at December 31,	2020	2019	2020	2019
U.S. plans	9.9	9.3	9.8	9.7
Canadian plans	12.5	12.3	14.7	14.3

Summary of Cash Payments
(l) Cash flows – contributions
Total cash payments for all employee future benefits, comprised of cash contributed by the Company to funded defined benefit pension and retiree welfare plans, cash payments directly to beneficiaries in respect of unfunded pension and retiree welfare plans, and cash contributed to defined contribution pension plans, are as follows.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2020	2019	2020	2019
Defined benefit plans	$71	$75	$11	$12
Defined contribution plans	84	80	–	–
Total	$155	$155	$11	$12